UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Atticus Capital, LLC

Address:  152 West 57th Street
          45th Floor
          New York, NY  10019

13F File Number: 28-04049

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Zoraian
Title:  Chief Financial Officer
Phone:  (212) 373-0800


Signature, Place and Date of Signing:


    /s/ John Zoraian            New York, New York              May 15, 2002
    ----------------            ------------------              ------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  66

Form 13F Information Table Value Total: $791,441
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         NONE


                                                    FORM 13F INFORMATION TABLE
                                                        Atticus Capital LLC
                                                          March 31, 2002


             COLUMN 1              COLUMN 2     COLUMN 3       COLUMN 4           COLUMN 5       COLUMN 6  COLUMN 7   COLUMN 8
                                                                             SHRS OR  SH/ PUT/  INVESTMENT OTHER  VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS   CUSIP    FAIR MARKET VALUE  PRN AMT  PRN CALL  DISCRETION MGRS   SOLE SHARED NONE


ACKERLEY GRP                     Common Stock    004527107  26,601,432.00  1,482,800   SH         SOLE     NONE  1482800
ADC TELECOMMUNICATIONS           Common Stock    000886101     203,500.00     50,000   SH         SOLE     NONE    50000
ALCATEL ALSTHOM                  Common Stock    013904305   1,894,968.27    133,731   SH         SOLE     NONE   133731
AMERICA ONLINE INC               Common Stock    023645104   2,539,016.70    107,358   SH         SOLE     NONE   107358
AMERICAN INTL GROUP INC          Common Stock    026874107   9,432,782.93    130,757   SH         SOLE     NONE   130757
AMGEN INC.                       Common Stock    031162100     608,736.00     10,200   SH         SOLE     NONE    10200
ANDRX GROUP                      Common Stock    34553107      493,220.00     13,000   SH         SOLE     NONE    13000
APPLIED MATERIALS INC.           Common Stock    038222105     281,769.84      5,192   SH         SOLE     NONE     5192
AT&T CORP                        Common Stock    001957109     702,967.50     44,775   SH         SOLE     NONE    44775
CALLAWAY GOLF                    Common Stock    131193104     385,000.00     20,000   SH         SOLE     NONE    20000
CARDINAL HEALTH                  Common Stock    14149Y108   6,815,116.48     96,136   SH         SOLE     NONE    96136
CARNIVAL CORP                    Common Stock    143658102   1,061,125.00     32,500   SH         SOLE     NONE    32500
CHAMPPS ENTERTAINMENT            Common Stock    158787101  40,979,864.52  3,299,506   SH         SOLE     NONE  3299506
CHEVRON TEXACO CORP              Common Stock    166764100  40,292,556.12    446,356   SH         SOLE     NONE   446356
CIRCUIT CITY STORES CARMAX       Common Stock    172737306   5,327,160.00    206,000   SH         SOLE     NONE   206000
CISCO SYSTEMS                    Common Stock    17275R102   1,230,099.94     72,658   SH         SOLE     NONE    72658
CITIGROUP                        Common Stock    173034109  25,492,252.24    514,787   SH         SOLE     NONE   514787
COMMONWEALTH TELEPHONE ENTR      Common Stock    203349105     956,250.00     25,000   SH         SOLE     NONE    25000
COMPAQ COMPUTER CORP             Common Stock    204493100  11,651,750.00  1,115,000   SH         SOLE     NONE  1115000
CORNING INC.                     Common Stock    219350105     779,983.20    102,360   SH         SOLE     NONE   102360
D R HORTON INC.                  Common Stock    23331a109   9,425,000.00    250,000   SH         SOLE     NONE   250000
DUKE ENERGY CORP                 Common Stock    264399106  11,237,373.00    297,285   SH         SOLE     NONE   297285
EBAY INC                         Common Stock    278642103     395,780.00      7,000   SH         SOLE     NONE     7000
EDISON SCHOOLS INC.              Common Stock    281033100     382,222.20     27,498   SH         SOLE     NONE    27498
ELANTEC SEMICONDUCTOR            Common Stock    284155108   8,489,845.00    198,500   SH         SOLE     NONE   198500
FLEXTRONICS INTL LTD             Common Stock    879369106   6,041,042.00    331,016   SH         SOLE     NONE   331016
GEMSTAR INTL GROUP LTD           Common Stock    36866W106   2,218,500.00    150,000   SH         SOLE     NONE   150000
GLOBAL CROSSING LTD              Common Stock    G3921A100     202,174.80    673,916   SH         SOLE     NONE   673916
HARMONIC INC.                    Common Stock    413160102     884,755.20     76,272   SH         SOLE     NONE    76272
HEWLETT PACKARD CORP.            Common Stock    428236103  17,940,000.00  1,000,000   SH         SOLE     NONE  1000000
HONEYWELL                        Common Stock    438506107     574,050.00     15,000   SH         SOLE     NONE    15000
I2 TECHNOLOGIES INC.             Common Stock    465754109     473,767.80     93,630   SH         SOLE     NONE    93630
ICN PHARMACEUTICALS              Common Stock    465754109   2,222,500.00     70,000   SH         SOLE     NONE    70000
IMCLONE SYSTEMS INC              Common Stock    45245w109   6,280,650.00    255,000   SH         SOLE     NONE   255000
IMMUNEX CORP                     Common Stock    452528102  22,854,352.00    750,800   SH         SOLE     NONE   750800
INTERSIL HOLDING CORP.           Common Stock    465754109   3,146,850.00    111,000   SH         SOLE     NONE   111000
JDS UNIPHASE                     Common Stock    46612J101   6,533,529.62  1,109,258   SH         SOLE     NONE  1109258
JOHNSON & JOHNSON                Common Stock    478160104  47,165,910.60    726,188   SH         SOLE     NONE   726188
JP MORGAN & CO. INC.             Common Stock    616880100   4,840,913.50    135,790   SH         SOLE     NONE   135790
LIBERTY MEDIA CLASS A            Common Stock    001957208   3,377,559.68    267,212   SH         SOLE     NONE   267212
LUCENT TECHNOLOGIES              Common Stock    549463107     704,661.21    148,977   SH         SOLE     NONE   148977
MAXIM INTEGRATED PRODS INC       Common Stock    57772K101   1,466,287.20     26,320   SH         SOLE     NONE    26320
MCI WORLDCOM INC                 Common Stock    98155K102     559,669.38     83,037   SH         SOLE     NONE    83037
MEDTRONIC INC                    Common Stock    585055106   5,759,754.00    127,400   SH         SOLE     NONE   127400
MICROSOFT                        Common Stock    594918104   9,922,804.30    164,530   SH         SOLE     NONE   164530
MOTOROLA INC                     Common Stock    620076109   1,049,451.00     73,905   SH         SOLE     NONE    73905
NORTEL NETWORKS                  Common Stock    665815106   1,143,176.45    254,605   SH         SOLE     NONE   254605
NORTHROP CORP-W/RTS TO PUR       Common Stock    666807102  28,262,500.00    250,000   SH         SOLE     NONE   250000
ONI SYSTEMS CORP.                Common Stock    68273F103   1,746,110.00    283,000   SH         SOLE     NONE   283000
O'SULLIVAN INDUSTRIES
  $1.50 PER SHARE 12%            Preferred Stock 67104Q205   4,102,236.00  2,010,900   SH         SOLE     NONE  2010900
PFIZER INC.                      Common Stock    717081103     580,204.00     14,600   SH         SOLE     NONE    14600
PHILLIPS PETROLEUM CO.           Common Stock    718507106  27,437,320.00    436,900   SH         SOLE     NONE   436900
PRI AUTOMATION INC.              Common Stock    69357H106  19,791,720.00    845,800   SH         SOLE     NONE   845800
PRICE COMMUNICATIONS CORP.       Common Stock    741437305 145,883,577.00  8,242,010   SH         SOLE     NONE  8242010
PULTE CORP                       Common Stock    745867101  11,962,500.00    250,000   SH         SOLE     NONE   250000
QUALCOMM INC                     Common Stock    747525103     244,660.00      6,500   SH         SOLE     NONE     6500
SANMINA CORP                     Common Stock    800907107     256,620.00     21,840   SH         SOLE     NONE    21840
SECURITY CAPITAL GROUP           Common Stock    81413p204  21,002,562.00    824,600   SH         SOLE     NONE   824600
SIEBEL SYSTEMS INC.              Common Stock    826170102     821,772.00     25,200   SH         SOLE     NONE    25200
SOLECTRON CORP                   Common Stock    834182107   1,212,790.80    155,486   SH         SOLE     NONE   155486
SUN MICROSYSTEMS INC             Common Stock    866810104     939,330.00    106,500   SH         SOLE     NONE   106500
SUNTRUST BANKS INC               Common Stock    867914103   3,660,407.42     54,854   SH         SOLE     NONE    54854
TELFONICA SA-ADR                 Common Stock    879382208   8,560,226.29    258,539   SH         SOLE     NONE   258539
TYCO INTERNATIONAL               Common Stock    902124106  45,709,206.40  1,414,270   SH         SOLE     NONE  1414270
TYSON FOODS INC. CL-A            Common Stock    902494103 101,285,153.64  8,076,966   SH         SOLE     NONE  8076966
VIACOM CLASS B                   Common Stock    925524308  14,959,680.12    309,276   SH         SOLE     NONE   309276

                                                              791,440,705






02090.0001 #324025